Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Securities, pledged as collateral	$ 402	$ 269
Mortgage loans, carried at fair value	$ 8,524	$ 5,533
Common stock, par value	$ 0.01	$ 0.01
Common stock, share-authorized (actual number of shares)	4,000,000,000	4,000,000,000
Common stock, shares issued (actual number of shares)	2,125,725,742	2,125,725,742
Treasury stock, shares (actual number of shares)	618,618,084	591,570,506
Time deposits greater than 250,000	$ 4,400	$ 7,800
Available-for-Sale Securities [Member]
Securities, pledged as collateral	402	269
Trading Assets, Excluding Debt and Equity Securities [Member]
Securities, pledged as collateral	$ 1,255	$ 951